UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2000

Institutional Investment Manager Filing this Report:

Name:  		Siphron Capital Management
Address:	280 South Beverly Drive, suite 412
       		Beverly Hills, CA 90212

13F File Number:  28-3316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report:

Name: 		Melissa Siphron
Title:		Operations Manager
Phone:		310-858-7281
Signature, Place, and Date of Signing:

Melissa Siphron   Beverly Hills, California  	November 15, 2000

Report Type (Check only one) :

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.




I AM SIGNING THIS REPORT AS REQUIRED BY
THE SECURITIES EXCHANGE ACT OF 1934.





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  28

Form 13F Information Table Value Total:  1001701

                                     FORM 13F INFORMATION TABLE
                                        VALUE  QUANTITY  SH/ PUT/ INV   OTH VTG
NAME OF ISSUER      CLASS    CUSIP    (x$1000) of Shares PRN CALL DSCRN MGR AUT
----------------    -----    ------   -------- --------- --- ---- ----- --- ---
Agilent               COM   00846U101  21,288   434,998  SH  N/A  SOLE  N/A SOLE
American Express      COM   025816109  38,127   627,600  SH       SOLE      SOLE
Berkshire Hathaway    COM   084670108     322         5  SH       SOLE      SOLE
Chase Manhattan Corp. COM   16161A108  29,890   647,139  SH       SOLE      SOLE
Citigroup Inc.        COM   172967101  59,291 1,096,721  SH       SOLE      SOLE
Coca-Cola             COM   191216100  45,922   833,050  SH       SOLE      SOLE
Dell Computers        COM   247025109  38,583 1,252,200  SH       SOLE      SOLE
Eastman Kodak         COM   277461109   9,867   241,398  SH       SOLE      SOLE
First Union Corp      COM   337358105  39,990 1,242,400  SH       SOLE      SOLE
Gillette              COM   375766102  40,539 1,313,000  SH       SOLE      SOLE
Goldman Sachs         COM   38141G104  46,760   410,400  SH       SOLE      SOLE
Hershey Foods         COM   427866108  42,916   792,900  SH       SOLE      SOLE
Hewlett-Packard       COM   428236103  41,167   424,400  SH       SOLE      SOLE
Hughes Electronics    COM   370442832  30,038   807,900  SH       SOLE      SOLE
Intel Corp.           COM   458140100  32,835   790,028  SH       SOLE      SOLE
Johnson & Johnson     COM   478160104     254     2,700  SH       SOLE      SOLE
Merck & Co.           COM   589331107  46,893   629,960  SH       SOLE      SOLE
Merrill Lynch         COM   590188108  68,369 1,035,900  SH       SOLE      SOLE
Micron Technology     COM   595112103  15,516   337,300  SH       SOLE      SOLE
Microsoft Corp.       COM   594918104  31,215   517,550  SH       SOLE      SOLE
Minnesota Mining      COM   604059105  42,968   471,530  SH       SOLE      SOLE
Morgan Stanley D.W.   COM   617446448  53,207   581,900  SH       SOLE      SOLE
Motorola, Inc.        COM   620076109  26,668   944,000  SH       SOLE      SOLE
NIKE, Inc. 'B'        COM   654106103  25,187   628,700  SH       SOLE      SOLE
PepsiCo, Inc.         COM   713448108  53,346 1,159,700  SH       SOLE      SOLE
Schwab (Charles)      COM   808513105  55,171 1,554,119  SH       SOLE      SOLE
Texas Instruments     COM   882508104  21,480   455,200  SH       SOLE      SOLE
Wrigley (Wm.) Jr.     COM   982526105  43,893   586,220  SH       SOLE      SOLE
